SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
    PERSPECTIVE INVESTOR(SM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                            JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On page 15 of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:


                                             MGMT.           ESTIMATED
                                              AND          DISTRIBUTION                    TOTAL ANNUAL
                                             ADMIN.           (12B-1)         OTHER         PORTFOLIO
                                             FEES*            FEES**       EXPENSES***       EXPENSES
--------------------------------------- ----------------- ---------------- ------------- -----------------
JNL/Alger Growth Fund                        0.80%             0.07%            0%            0.87%

The text of the footnotes that correspond to the asterisks is unchanged.

Within "TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET," beginning on page 22, please replace the first sentence of the fourth paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.


(To be used with NV5825 05/04.)

                                                                     NV5850 7/04